Share Capital and Reserves - Summary of Share Purchase Options and Exercise Price Ranges (Details)	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares)	14,112,417	17,300,440	16,356,022
Vested (in shares)	9,967,818
Weighted average exercise price per share (in CAD per share) | $ / shares	$ 7.71
2025
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares)	2,812,000
Vested (in shares)	2,812,000
Exercise price per share (range) (in CAD per share) | $ / shares	$ 9.43
2026
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares)	2,968,000
Vested (in shares)	2,968,000
Exercise price per share (range) (in CAD per share) | $ / shares	$ 7.18
2027
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares)	4,231,000
Vested (in shares)	2,820,672
Exercise price per share (range) (in CAD per share) | $ / shares	$ 7.12
2028
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares)	4,101,417
Vested (in shares)	1,367,146
Exercise price per share (range) (in CAD per share) | $ / shares	$ 6.53